Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance costs.
Schedule of finance costs

	2022	2021	2020
	$’000	$'000	$'000

Interest expenses - third party loans	256,208	174,876	177,737
Interest expenses - withholding tax paid on bond interest	12,197	4,404	4,509
Unwinding of discount on decommissioning liability	7,084	4,644	2,644
Interest and finance charges paid/payable for lease liabilities	52,214	32,826	27,384
Net foreign exchange loss arising from financing - unrealized	157,836	126,131	363,953
Net foreign exchange loss arising from financing - realized	206,329	43,422	49,564
Fair value loss on embedded options	159,889	—	—
Costs paid on early loan and bond settlement	—	18,171	—
Fees on loans and financial derivatives	18,673	13,663	7,806
Fair value loss on embedded derivative within revenue contract	—	—	169
Net foreign exchange loss on derivative instruments - unrealized	1,599	3,897	—
	872,029	422,034	633,766